Subsequent Events (Details Narrative) - USD ($)	Feb. 05, 2023	Jan. 20, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Principal amount		$ 575,000
Deposits			$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits		$ 1,150,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Principal amount	$ 250,000